Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000006615 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		16.32%	6.02%	7.02%
C000006615 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 19,710	$ 19,710	$ 19,710	$ 15,970	$ 15,297	$ 19,241	$ 13,985	$ 13,870	$ 11,888	$ 12,130	$ 9,920	$ 9,796	$ 9,425
Average Annual Return, Percent		23.42%	7.28%	7.66%
C000006617 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[1]	18.50%	6.17%	6.85%
C000006617 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Account Value		$ 19,402	$ 19,402	$ 19,402	15,838	15,286	19,372	14,185	14,174	12,241	12,584	10,368	10,317	10,000
Average Annual Return, Percent		22.50%	6.48%	6.85%
C000006618 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[2]	21.53%	6.48%	6.85%
C000006618 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Account Value		$ 19,397	$ 19,397	$ 19,397	15,831	15,281	19,365	14,183	14,170	12,238	12,580	10,366	10,317	10,000
Average Annual Return, Percent		22.53%	6.48%	6.85%
C000006619 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 21,440	$ 21,440	$ 21,440	17,324	16,555	20,772	15,062	14,898	12,740	12,966	10,578	10,420	10,000
Average Annual Return, Percent		23.76%	7.55%	7.92%
C000006621 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Account Value		$ 19,395	$ 19,395	$ 19,395	15,833	15,282	19,367	14,181	14,169	12,239	12,582	10,367	10,314	10,000
Average Annual Return, Percent		22.50%	6.48%	6.85%
C000006623 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Account Value		$ 20,393	$ 20,393	$ 20,393	16,564	15,907	20,058	14,618	14,532	12,489	12,774	10,473	10,370	10,000
Average Annual Return, Percent		23.11%	7.01%	7.39%
C000006624 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Account Value		$ 20,908	$ 20,908	$ 20,908	16,938	16,227	20,410	14,833	14,711	12,611	12,868	10,523	10,393	10,000
Average Annual Return, Percent		23.44%	7.28%	7.65%
C000006616 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Account Value		$ 21,439	$ 21,439	$ 21,439	17,325	16,557	20,773	15,060	14,897	12,741	12,968	10,577	10,420	10,000
Average Annual Return, Percent		23.75%	7.55%	7.92%
C000111485 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 21,638	$ 21,638	$ 21,638	17,468	16,679	20,906	15,143	14,968	12,786	13,001	10,595	10,429	10,000
Average Annual Return, Percent		23.87%	7.65%	8.02%
C000006625 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		12.58%	3.86%	4.36%
C000006625 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 15,322	$ 15,322	$ 15,322	12,828	12,335	14,468	12,069	11,950	10,667	11,010	9,841	9,444	9,425
Average Annual Return, Percent		19.45%	5.10%	4.98%
C000006627 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[3]	14.64%	3.99%	4.20%
C000006627 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Account Value		$ 15,085	$ 15,085	$ 15,085	12,715	12,316	14,563	12,241	12,210	10,979	11,424	10,282	9,947	10,000
Average Annual Return, Percent		18.64%	4.32%	4.20%
C000006628 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[4]	17.60%	4.32%	4.20%
C000006628 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Account Value		$ 15,087	$ 15,087	$ 15,087	12,721	12,326	14,574	12,248	12,213	10,989	11,424	10,289	9,947	10,000
Average Annual Return, Percent		18.60%	4.32%	4.20%
C000006629 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 16,675	$ 16,675	$ 16,675	13,914	13,348	15,627	12,997	12,835	11,433	11,768	10,492	10,045	10,000
Average Annual Return, Percent		19.84%	5.37%	5.25%
C000006631 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Account Value		$ 15,085	$ 15,085	$ 15,085	12,721	12,317	14,564	12,240	12,211	10,984	11,423	10,282	9,945	10,000
Average Annual Return, Percent		18.59%	4.32%	4.20%
C000006633 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Account Value		$ 15,861	$ 15,861	$ 15,861	13,306	12,826	15,087	12,613	12,519	11,204	11,594	10,390	9,997	10,000
Average Annual Return, Percent		19.21%	4.85%	4.72%
C000006634 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Account Value		$ 16,268	$ 16,268	$ 16,268	13,617	13,094	15,364	12,816	12,682	11,322	11,689	10,442	10,019	10,000
Average Annual Return, Percent		19.46%	5.11%	4.99%
C000006626 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Account Value		$ 16,673	$ 16,673	$ 16,673	13,921	13,346	15,626	13,001	12,841	11,434	11,772	10,492	10,045	10,000
Average Annual Return, Percent		19.78%	5.36%	5.25%
C000111486 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 16,831	$ 16,831	$ 16,831	14,032	13,449	15,730	13,079	12,903	11,476	11,809	10,512	10,056	10,000
Average Annual Return, Percent		19.94%	5.46%	5.34%
C000006635 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		21.57%	5.84%	5.84%
C000006635 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 17,634	$ 17,634	$ 17,634	13,671	14,553	14,625	12,301	12,513	10,262	10,162	8,858	8,443	9,425
Average Annual Return, Percent		28.99%	7.10%	6.46%
C000006637 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[5]	24.05%	5.99%	5.67%
C000006637 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Account Value		$ 17,360	$ 17,360	$ 17,360	13,557	14,540	14,723	12,475	12,788	10,566	10,543	9,260	8,891	10,000
Average Annual Return, Percent		28.05%	6.30%	5.67%
C000006638 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[6]	27.06%	6.30%	5.67%
C000006638 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Account Value		$ 17,360	$ 17,360	$ 17,360	13,556	14,540	14,720	12,475	12,788	10,567	10,540	9,260	8,891	10,000
Average Annual Return, Percent		28.06%	6.30%	5.67%
C000006639 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 19,187	$ 19,187	$ 19,187	14,834	15,753	15,791	13,245	13,446	10,998	10,860	9,446	8,980	10,000
Average Annual Return, Percent		29.35%	7.37%	6.73%
C000006641 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Account Value		$ 17,355	$ 17,355	$ 17,355	13,554	14,535	14,723	12,471	12,788	10,566	10,541	9,260	8,889	10,000
Average Annual Return, Percent		28.05%	6.30%	5.67%
C000006643 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Account Value		$ 18,243	$ 18,243	$ 18,243	14,174	15,132	15,242	12,852	13,109	10,781	10,698	9,350	8,934	10,000
Average Annual Return, Percent		28.71%	6.83%	6.20%
C000006644 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Account Value		$ 18,708	$ 18,708	$ 18,708	14,501	15,439	15,515	13,047	13,274	10,887	10,783	9,398	8,958	10,000
Average Annual Return, Percent		29.01%	7.10%	6.46%
C000006636 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Account Value		$ 19,187	$ 19,187	$ 19,187	14,838	15,753	15,792	13,249	13,445	11,000	10,862	9,449	8,981	10,000
Average Annual Return, Percent		29.31%	7.37%	6.73%
C000070410 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 19,360	$ 19,360	$ 19,360	14,948	15,867	15,891	13,319	13,503	11,041	10,893	9,461	8,985	10,000
Average Annual Return, Percent		29.51%	7.47%	6.83%
MSCI World Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index (net div)
Account Value		$ 25,431	$ 25,431	$ 25,431	19,024	17,219	21,122	15,042	14,413	12,789	12,643	10,298	10,177	10,000
Average Annual Return, Percent	[7]	33.68%	12.03%	9.78%
Standard And Poors 500 Stock Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Standard & Poor's 500 Stock Index
Account Value		$ 33,950	$ 33,950	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
Average Annual Return, Percent	[8]	38.02%	15.27%	13.00%
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Account Value		$ 10,230	$ 10,230	$ 10,230	9,339	9,181	11,590	11,736	11,110	10,143	10,355	10,234	9,693	10,000
Average Annual Return, Percent	[9]	9.54%	(1.64%)	0.23%
MFS Global Total Return Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MFS Global Total Return Blended Index
Account Value		$ 18,043	$ 18,043	$ 18,043	14,603	13,646	16,888	13,808	13,102	11,722	11,723	10,309	10,003	10,000
Average Annual Return, Percent	[9]	23.56%	6.61%	6.08%
Standard And Poors 500 Utilities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Standard & Poor's 500 Utilities Index
Account Value		$ 24,663	$ 24,663	$ 24,663	$ 17,796	$ 19,284	$ 18,745	$ 16,936	$ 16,837	$ 13,609	$ 13,475	$ 11,676	$ 9,971	$ 10,000
Average Annual Return, Percent	[8]	38.59%	7.93%	9.45%

[1]	Assuming redemption at the end of the applicable period.
[2]	Assuming redemption at the end of the applicable period.
[3]	Assuming redemption at the end of the applicable period.
[4]	Assuming redemption at the end of the applicable period.
[5]	Assuming redemption at the end of the applicable period.
[6]	Assuming redemption at the end of the applicable period.
[7]	Source: FactSet Research Systems Inc.
[8]	Source: FactSet Research Systems Inc.
[9]	Source: FactSet Research Systems Inc.